Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share Attributable to Common Stockholders

The following table sets forth the calculation of basic and diluted loss per share attributable to common stockholders during the period presented (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2018
Net loss attributable to common stockholders	$(5,512)	$(7,100)
Weighted-Average shares used to compute net loss per share attributable to common stockholders, basic and diluted	11,603,381	9,828,411
Net loss per share attributable to common stockholders, basic and diluted	$(0.48)	$(0.72)